CONDENSED CONSOLIDATED BALANCE SHEETS (Q1) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024		Mar. 21, 2024
Current Assets
Cash	$ 567,179	$ 865,031		$ 1,129,684
Prepaid expenses	82,478	42,539		115,006
Total Current Assets	649,657	907,570		1,244,690
Cash and investments held in Trust Account	92,679,503	91,872,418		88,654,397
Total Assets	93,329,160	92,779,988		89,899,087
Current Liabilities
Accrued expenses	2,855,165	2,254,244		210,811
Total Current Liabilities	2,855,165	2,254,244		210,811
Deferred underwriting fee	3,450,000	3,450,000		3,450,000
Total Liabilities	6,305,165	5,704,244		3,660,811
Commitments and Contingencies (Note 5)
Class A ordinary shares subject to possible redemption, 8,625,000 shares at redemption value of approximately $10.75 and $10.65 per share as of March 31, 2026 and December 31, 2025, respectively	92,679,503	91,872,418		88,354,397
Shareholders’ Deficit
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding as of March 31, 2026 and December 31, 2025	0	0		0
Accumulated deficit	(5,655,753)	(4,796,919)		(2,116,366)
Total Shareholders’ Deficit	(5,655,508)	(4,796,674)	$ (2,372,079)	(2,116,121)		$ 0
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit	93,329,160	92,779,988		89,899,087
Class A Ordinary Shares [Member]
Current Liabilities
Class A ordinary shares subject to possible redemption, 8,625,000 shares at redemption value of approximately $10.75 and $10.65 per share as of March 31, 2026 and December 31, 2025, respectively	92,679,503	91,872,418		88,354,397
Shareholders’ Deficit
Common stock - $0.0001 par value	29	29		29
Class B Ordinary Shares [Member]
Shareholders’ Deficit
Common stock - $0.0001 par value	$ 216	$ 216		$ 216	[1]

[1]	This number includes up to 281,250 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter (Notes 4 and 6). On June 13, 2024, the underwriter exercised its over-allotment option in full as part of the closing of the Initial Public Offering. As such, 281,250 Founder Shares were no longer subject to forfeiture.